NONVESTED SHARES - Summary of Nonvested Shares Granted and Vested (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2011
Weighted average grant date fair value
Incremental compensation expenses	$ 2,317	$ 3,196	$ 2,518
2008 Plan | Nonvested shares
Number of Shares
Outstanding at the beginning of the period (in shares)	3,315,264
Granted (in shares)	296,000	3,154,800	2,800,300	711,571	1,820,010
Forfeited (in shares)	(337,537)
Vested (in shares)	(1,367,560)
Outstanding at the end of the period (in shares)	1,906,167	3,315,264
Weighted average grant date fair value
Outstanding at the beginning of the period (in dollars per share)	$ 2.52
Granted (in dollars per share)	1.70
Forfeited (in dollars per share)	2.36
Vested (in dollars per share)	2.25
Outstanding at the end of the period (in dollars per share)	$ 2.61	$ 2.52
Fair value of shares vested	$ 3,070	$ 2,791	$ 2,123
Incremental compensation expenses	2,215	$ 3,191	$ 2,227
Unrecognized compensation cost	$ 4,735
Weighted-average period of recognition of unrecognized compensation cost	2 years 18 days